BROWN ADVISORY FUNDS®

dated August 2, 2012

Supplement to Prospectus dated October 31, 2011
(as supplemented on December 22, 2011) for the

Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund

Supplement to Prospectus dated September 30, 2011 for the

Brown Advisory Tactical Bond Fund

Supplement to Prospectus dated December 30, 2011 for the

Brown Advisory Equity Income Fund

We wish to inform you that the Board of Trustees of Professionally Managed Portfolios has approved a plan of reorganization (the “Reorganization”) whereby the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Tactical Bond Fund, and Brown Advisory Equity Income Fund, (together, the “Brown Advisory Funds”) will reorganize from Professionally Managed Portfolios into newly created corresponding series of the Brown Advisory Funds (the “New Trust”), a Delaware statutory trust.  The Reorganization, which is expected to be tax-free to the shareholders of the Brown Advisory Funds and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of each of the Brown Advisory Funds out of Professionally Managed Portfolios and into the newly created corresponding series of the New Trust.

In the third quarter of 2012, shareholders of the Brown Advisory Funds will receive a proxy statement/prospectus which will contain pertinent details regarding the upcoming Reorganization, including the Board’s reasons for approving the Reorganization.  The proxy statement/prospectus will also provide shareholders with an opportunity to vote on the proposals regarding the Reorganization.  If shareholders of the Brown Advisory Funds approve the Reorganization, the Reorganization will take effect on or about October 19, 2012.

Please retain this Supplement with the Prospectus.